Other financial assets, current (Tables)	12 Months Ended
Mar. 31, 2018
Other financial assets, current
Schedule of other financial assets, current

	March 31,
	2017	2018
Interest accrued on term deposits	37,051	6,883
Interest accrued on advances to related parties (refer to note 42)	—	70
Security deposits	26,589	40,814

Total	63,640	47,767